N-2	Jan. 09, 2024
Cover [Abstract]
Entity Central Index Key	0001737924
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-276148) of Nuveen Churchill Direct Lending Corp. (as amended, the “Registration Statement”) is being filed solely for the purpose of filing Exhibits (h) and (l) to the Registration Statement. No changes have been made to Part A or Part C of the Registration Statement, other than Item 25(2) of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Item 25(2) of the Registration Statement setting forth the exhibits to the Registration Statement. The contents of the Registration Statement are hereby incorporated by reference.
Entity Inv Company Type	N-2
Securities Act File Number	333-276148
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Entity Registrant Name	Nuveen Churchill Direct Lending Corp.
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	8500 Andrew Carnegie Blvd
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28262
Contact Personnel Name	John McCallyGeneral CounselChurchill Asset Management LLC